UNITED STATES
						     SECURITIES AND EXCHANGE COMMISSION
							   Washington, D.C.  20549

								  Form 13F

							     FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number: 1
 This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Mercator Asset Management, LP
Address: 5200 Town Center Circle, Suite 550
	 Boca Raton, FL  33486

Form 13F File Number: 28-10630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Victoria E. Joh
Title:	Vice President & Chief Compliance Officer
Phone:	561-361-1079

Signature, Place, and Date of Signing:

Victoria E. Joh			Boca Raton, FL			2/5/13

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

							    FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total (x$1000): $393474

List of Other Included Managers: 01  Pru Trust 028-13416
				Pru Trust files a 13F Notice only

        FORM 13F INFORMATION TABLE

NAME OF               TITLE OF    CUSIP       VALUE    SHARES/   SH/   PUT/    INVSTMT OTHER         VOTING AUTHORITY
ISSUER                   CLASS              (X$1000)   PRN AMT   PRN   CALL    DSCRETN MANAGERS  SOLE   SHARED      NONE
Banco SantanderBrasil-ADS  COM	 05967A107	  42	   5806	  SH		SOLE		   X
CIA Siderurgica NACL-SP ADRCOM	 20440W105	  45	   7566	  SH		SOLE 		   x
Encana Corp		   COM   292505104	 164	   8300   SH		DEFINED   01       x
Encana Corp		   COM	 292505104     88493	4478400	  SH		SOLE	           x                  x
HSBC Holdings PLC ADR	   COM   404280406       199       3750   SH            DEFINED   01       x
HSBC Holdings PLC ADR	   COM   404280406    117214    2208667   SH            SOLE       	   x		      x
KB Financial Group INc ADR COM	 48241A105	  55	   1536	  SH		SOLE		   x
Petroleo Bras SA - ADR     COM	 71654v408        88       4500   SH		DEFINED	  01       x
Petroleo Bras SA - ADR     COM	 71654v408     53857    2766152   SH		SOLE	           x                  x
Posco - ADR		   COM	 693483109      7985      97204   SH		SOLE		   x	              x
SK Telecom Co Ltd. - ADR   COM	 78440P108     54061    3415112   SH		SOLE	           x		      x
Tata Motors Ltd Spon ADR   COM	 876568502	  75	   2600	  SH		SOLE		   x
Teva Pharmaceutical SP ADR COM	 881624209       121	   3250	  SH		DEFINED	  01	   x
Teva Pharmaceutical SP ADR COM	 881624209     71031	1902265	  SH		SOLE	  	   x
Vale SA - SP - ADR	   COM	 91912E105	  44	   2114	  SH		SOLE		   x